PARTNERSHIP CAPITAL - Non-controlling interest – Redeemable Partnership Units held by Brookfield (Details) - USD ($) shares in Millions, $ in Millions		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
		Nov. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020
Schedule of Partnership Units [Line Items]
Equity			$ 26,039	$ 21,451	$ 26,039	$ 21,451	$ 26,391	$ 26,975	$ 21,952	$ 21,673
Unit issuance	[1]		4	3	8	6
Redeemable Partnership Units held by Brookfield
Schedule of Partnership Units [Line Items]
Equity			2,282	$ 1,703	$ 2,282	$ 1,703	$ 2,408	$ 2,420	$ 1,643	$ 1,687
Redeemable Partnership Units held by Brookfield | Limited partners’ capital
Schedule of Partnership Units [Line Items]
Number of shares outstanding (in shares)							193.6			182.9
Number of shares issued (in shares)		10.7			0.0		10.7
Equity			$ 2,728		$ 2,728		$ 2,728			$ 2,328
Unit issuance		$ 400			$ 0		$ 400

[1]	Refer to Note 16 Partnership Capital.